Document and Entity Information	Aug. 05, 2021
Cover [Abstract]
Entity Registrant Name	MERRIMACK PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001274792
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35409
Entity Tax Identification Number	04-3210530
Entity Address, Address Line One	One Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	441-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	MACK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false